EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Value of rights increased.	$ 26.6
Purchase of goods and services
Disclosure of attribution of expenses by nature to their function [line items]
Cost of inventories	862.3	$ 744.4		$ 721.8
Write-downs of inventories	$ 7.3	$ 6.9	$ 6.3